PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional information (Details) - item	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Number of domestic investees	2
Loans to employees
Service requirement to qualify for (in years)	3 years	3 years
Debt instrument term (in years)	4 years	4 years